Supplemental Information On Oil And Gas Exploration And Production Activities (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Sales and transfers of oil and gas produced, net of production costs	$ (194,893)	$ (181,723)	$ (96,056)
Net changes in prices, production costs, and development costs	108,941	136,071	122,147
Acquisition of oil and gas reserves in place	0	72	63,043
Extensions and discoveries	151,654	107,110	88,227
Revisions of previous quantity estimates, less related production costs	(10,504)	(112,553)	(89,155)
Sales of reserves in place	(214,867)	0	0
Accretion of discount	37,668	31,549	24,077
Net changes in income taxes	25,585	(36,674)	(54,879)
Change in production rates and other	68,376	117,342	17,309
Total change in standardized measure of discounted future net cash flows	$ (28,040)	$ 61,194	$ 74,713